General	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
General
1	GENERAL
TDCX Inc. (“TDCX”) is a Company incorporated in Cayman Islands in April 2020 as TDCX Capital Pte Ltd and subsequently changed its name to TDCX Inc. (the “Company”) in January 2021. TDCX and its consolidated subsidiaries (together, the “Group”) mainly provide outsource contact center services comprising sales and digital marketing, omnichannel customer experiences (“CX”) and social media content monitoring and moderation.
TDCX (SG) Pte. Ltd. (“TDCX SG”) and TDCX Holdings Pte. Ltd. (“TDCXH”) are companies incorporated in Singapore in October 1995 and June 1999 respectively. TDCX (KY) Pte. Ltd. (“TDCX KY”) is a Company incorporated in Cayman Islands in January 2020. TDCX SG, TDCXH and TDCX KY are consolidated subsidiaries of TDCX as a result of the reorganisations further described below.
In January 2019, the Founder reduced his previously owned
 60%
equity interest in TDCX SG through cancellation of his shares in TDCX SG and therefore, TDCX SG became a wholly owned subsidiary of TDCXH.

On December 22, 2020, TDCXH was acquired by TDCX KY by paying cash in an amount of S$2 and TDCXH became a wholly owned subsidiary of TDCX KY.
On March 23, 2021, TDCX acquired 100% of TDCX KY from the Founder. As TDCX, TDCX KY, TDCXH and TDCX SG were under common control of the Founder during all the periods presented, the acquisitions of TDCX SG and TDCXH by TDCX KY as well as the acquisition of TDCX KY by TDCX were accounted for in a manner similar to a pooling of interest with assets and liabilities all reflected at their historical amounts in the Group’s consolidated financial statements as if the reorganization had always been in place. As such, the Group’s consolidated financial statements were prepared as if TDCX has control over TDCX KY, TDCXH and TDCX SG for all periods presented.
The consolidated financial statements of the Group for the financial year ended December 31, 2021 were authorized for issue by the Board of Directors of TDCX on April 18, 2022.